Intangible Assets - Schedule of Goodwill for Cash Generating Units (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for cash-generating units [line items]
Goodwill	£ 1,203	£ 1,203
Discount rate	10.80%	11.40%
Personal Financial Services [member]
Disclosure of information for cash-generating units [line items]
Goodwill	£ 1,169	£ 1,169
Discount rate	10.80%	11.40%
Growth rate	1.00%	2.00%
Private Banking [member]
Disclosure of information for cash-generating units [line items]
Goodwill	£ 30	£ 30
Discount rate	10.80%	11.40%
Growth rate	1.00%	1.00%
Other [member]
Disclosure of information for cash-generating units [line items]
Goodwill	£ 4	£ 4
Discount rate	10.80%	11.40%
Growth rate	1.00%	2.00%